Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash and cash equivalents	$ 2,028,718	$ 5,255,235	$ 38,742
Restricted cash			2,048
Accounts receivable, net	3,336,047	2,687,479	10,353,708
Other receivables			434,391
Prepaid expenses and other current assets	106,934	60,133	99,463
Total current assets	5,471,699	8,002,847	10,928,352
Deposit for acquisition target			2,000,000
Property and equipment, net			20,321
Software development costs, net	4,735,981	4,606,981	4,151,981
Intangible assets, net			25,000
Security deposits			10,351
Goodwill	21,238,450	20,842,508	6,592,304
Investments held in trust account			1,834,540
Total non-current assets	25,974,431	25,449,489	14,634,497
Total assets	31,446,130	33,452,336	25,562,849
Liabilities:
Bank loan-revolving credit line	2,725,546	2,933,396	3,249,067
Bank loan - current portion			774,095
Loans payable - current portion	669,693	669,693	408,516
Factoring liability	1,566,887	1,511,678
Subordinated convertible promissory notes			3,333,335
Convertible notes	192,897	192,897
Promissory notes	2,500,849	2,499,662	2,486,989
Loans payable - related parties	123,650	123,650	148,088
Accounts payable	1,441,596	1,314,772	1,681,774
Accrued liabilities	4,283,045	4,228,337	2,927,135
Accrued compensation and benefits	1,306,906	919,825	979,684
Accrued interest payable	1,486,041	1,347,787	1,591,023
Excise tax payable	1,167,173	1,167,173	1,157,161
Total current liabilities	17,464,283	16,908,870	18,736,867
Loans payable - non-current portion	300,000	300,000	146,798
Series A Convertible preferred stock ($0.001 par value, 500,000 shares designated, 0 and 345,528 issued and outstanding, respectively)			1,294,117
Total non-current liabilities	300,000	300,000	1,440,915
Total liabilities	17,764,283	17,208,870	20,177,782
Commitments and contingencies (Note 19)
Mezzanine Equity:
Common Stock subject to possible redemption, $0.0001 par value, 0 and 5,796 shares at redemption value of approximately $11.03 per share, respectively			1,917,309
Stockholders’ Equity:
Common stock ($0.0001 par value, 300,000,000 shares authorized, 5,510,021 and 3,642,501 shares issued and outstanding, respectively)	551	364	38
Additional paid in capital	46,979,742	46,979,762	6,671,081
Accumulated deficit	(29,007,543)	(26,879,081)	(3,203,361)
Total stockholders’ equity attributable to Cycurion	17,972,765	20,101,060	3,467,758
Deficit attributable to noncontrolling interests	(4,290,918)	(3,857,594)
Total stockholders’ equity	13,681,847	16,243,466	3,467,758
Total liabilities and stockholders’ equity	31,446,130	33,452,336	25,562,849
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock
Series D Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock	15	15
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock
Series F Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock
Series G Convertible Preferred Stock [Member]
Stockholders’ Equity:
Convertible preferred stock